Subsequent Event (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended				1 Months Ended
	Jan. 22, 2014	Jul. 23, 2014	Apr. 23, 2014	Oct. 03, 2014	Oct. 31, 2014
Subsequent Events
Quarterly cash distribution declared (in dollars per unit)	$ 0.6125
General Partner Interest
Subsequent Events
Quarterly cash distribution declared (in dollars per unit)		$ 0.6375	$ 0.6250
Subsequent event | Warren Equities Inc
Subsequent Events
Percentage of outstanding membership interests acquired				100.00%
Cash purchase price				$ 383.0
Escrow deposit				$ 19.25
Stock Purchase Agreement closing term				210 days
Subsequent event | General Partner Interest
Subsequent Events
Quarterly cash distribution declared (in dollars per unit)					$ 0.6525
Subsequent event | General Partner Interest | Annualized basis
Subsequent Events
Quarterly cash distribution declared (in dollars per unit)					$ 2.61